FINANCIAL INSTRUMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Fair Value Hedges
Gain (loss) in income	$ (33.6)	$ 17.8	$ (12.5)
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income	2.3		0.5
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ (35.9)	$ 17.8	$ (13.0)